Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.0%
Security	Principal Amount (000's omitted)	Value
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 8.907%, (3 mo. SOFR + 3.56%), 4/22/31(1)(2)	$1,750	$ 1,655,558
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 9.37%, (3 mo. SOFR + 4.06%), 1/15/33(1)(2)	1,000	993,861
Series 2019-19A, Class E, 12.59%, (3 mo. SOFR + 7.28%), 1/15/33(1)(2)	1,000	972,147
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.32%, (3 mo. SOFR + 7.01%), 10/15/34(1)(2)	500	494,282
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.718%, (3 mo. SOFR + 7.39%), 10/20/34(1)(2)	500	476,187
Bryant Park Funding, Ltd., Series 2023-20A, Class D, 11.354%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	1,000	1,002,180
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 12.82%, (3 mo. SOFR + 7.51%), 1/15/34(1)(2)	1,000	982,319
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 8.569%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,397,406
Series 2014-4RA, Class C, 8.47%, (3 mo. SOFR + 3.16%), 7/15/30(1)(2)	2,000	1,784,156
Series 2014-4RA, Class D, 11.22%, (3 mo. SOFR + 5.91%), 7/15/30(1)(2)	250	208,610
Series 2015-5A, Class DR, 12.288%, (3 mo. SOFR + 6.96%), 1/20/32(1)(2)	250	219,234
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	61	51,834
Crown City CLO III, Series 2021-1A, Class C, 8.888%, (3 mo. SOFR + 3.56%), 7/20/34(1)(2)	1,000	912,085
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 12.288%, (3 mo. SOFR + 6.96%), 7/20/34(1)(2)	500	478,787
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 9.121%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	1,937,470
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.808%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	977,524
Series 2019-36A, Class ER, 12.358%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	979,323
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.63%, (3 mo. SOFR + 6.32%), 10/17/30(1)(2)	250	224,700
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 11.42%, (3 mo. SOFR + 6.11%), 10/17/31(1)(2)	250	228,716
Stack Infrastructure Issuer, LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	783,793
Security	Principal Amount (000's omitted)	Value
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	$668	$ 624,815
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	415	417,609
Total Asset-Backed Securities (identified cost $19,594,443)		$ 18,802,596

Collateralized Mortgage Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 8.063%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	$117	$ 116,561
Unison Trust, Series 2021-1, Class A, 4.50%,4/25/50(1)(3)	1,200	1,038,426
Total Collateralized Mortgage Obligations (identified cost $1,300,452)		$ 1,154,987

Commercial Mortgage-Backed Securities — 2.5%
Security	Principal Amount* (000's omitted)		Value
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.541%, 2/15/50(1)(3)		1,000	$ 677,274
COMM Mortgage Trust, Series 2013-CR11, Class B, 4.946%, 8/10/50(3)		877	857,812
CSMC Trust:
Series 2021-4SZN, Class A, 9.189%, (1 mo. SOFR + 3.967%), 11/15/23(1)(2)		1,000	968,496
Series 2022-CNTR, Class A, 9.166%, (1 mo. SOFR + 3.944%), 1/15/24(1)(2)		1,000	843,866
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Class B, 4.394%, 4/15/47(3)		215	200,892
Series 2014-C23, Class D, 3.98%, 9/15/47(1)(3)		750	602,995
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	24,248
Series 2021-MHC, Class C, 6.637%, (1 mo. SOFR + 1.41%), 4/15/38(1)(2)		1,800	1,771,957
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.214%, (1 mo. SOFR + 1.99%), 5/15/36(1)(2)(4)		393	375,278
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.536%, (1 mo. SOFR + 2.31%), 6/15/35(1)(2)		100	43,412
Vita Scientia, Series 2022-1A, Class D, 5.947%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	433,583

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
VMC Finance, LLC, Series 2021-HT1, Class B, 9.844%, (1 mo. SOFR + 4.61%), 1/18/37(1)(2)	2,000	$ 1,881,909
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,233,566
WFRBS Commercial Mortgage Trust:
Series 2013-C16, Class B, 4.949%, 9/15/46(3)	640	610,268
Series 2013-UBS1, Class E, 5.027%, 3/15/46(1)(3)	1,000	940,969
Total Commercial Mortgage-Backed Securities (identified cost $12,406,215)		$ 11,466,525

Common Stocks — 0.0%
Security	Shares	Value
Electronics/Electrical — 0.0%
Riverbed Technology, Inc.(5)(6)(7)	846	$ 0
Total Common Stocks (identified cost $13,571)		$ 0

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$741	$ 568,812
		$ 568,812
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)	$1,088	$ 853,845
		$ 853,845
Total Convertible Bonds (identified cost $1,556,512)		$ 1,422,657

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Electronics/Electrical — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)(7)	2,611	$ 0
Total Convertible Preferred Stocks (identified cost $78,328)		$ 0

Corporate Bonds — 50.4%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Moog, Inc., 4.25%, 12/15/27(1)		791	$ 733,732
Rolls-Royce PLC, 5.75%, 10/15/27(1)		1,200	1,183,741
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		174	148,210
9.375%, 11/30/29(1)		341	365,449
TransDigm UK Holdings PLC, 6.875%, 5/15/26		400	398,401
TransDigm, Inc.:
4.625%, 1/15/29		343	306,539
5.50%, 11/15/27		943	894,690
6.375%, 6/15/26		818	810,369
6.75%, 8/15/28(1)		560	562,371
7.50%, 3/15/27		791	791,404
			$ 6,194,906
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		559	$ 551,101
			$ 551,101
Air Transport — 1.0%
Air France-KLM, 8.125%, 5/31/28(8)	EUR	1,000	$ 1,165,505
American Airlines, Inc., 7.25%, 2/15/28(1)		145	144,088
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		713	703,173
5.75%, 4/20/29(1)		128	124,046
Deutsche Lufthansa AG:
2.875%, 5/16/27(8)	EUR	100	101,568
4.382% to 2/12/26, 8/12/75(8)(9)	EUR	500	516,690
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	1,270	1,490,170
United Airlines, Inc., 4.625%, 4/15/29(1)		445	403,064
			$ 4,648,304
Automotive — 1.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 347,157
4.75%, 3/1/30		303	267,877
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	1,600	1,713,145
8.50%, 5/15/27(1)		670	679,623
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		187	160,558
Ford Motor Co.:
4.75%, 1/15/43		325	254,565
6.10%, 8/19/32		530	513,238

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Ford Motor Co.: (continued)
6.625%, 10/1/28		825	$ 850,426
9.625%, 4/22/30		44	51,392
Forvia:
2.375%, 6/15/29(8)	EUR	350	326,396
2.75%, 2/15/27(8)	EUR	200	204,248
3.75%, 6/15/28(8)	EUR	250	257,344
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29		546	504,076
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.50% PIK), 5/15/28(8)(10)	EUR	500	577,238
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	343,139
4.375%, 1/15/31(1)		452	388,924
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		271	218,913
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	503,444
4.875%, 11/15/31(1)		239	198,623
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	136,517
			$ 8,496,843
Banks and Thrifts — 0.1%
Synchrony Bank, 5.625%, 8/23/27		351	$ 333,523
			$ 333,523
Building and Development — 1.8%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 117,832
4.625%, 4/1/30(1)		136	116,426
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		735	638,439
5.00%, 3/1/30(1)		105	98,280
Castle U.K. Finco PLC, 8.573%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(8)	EUR	400	376,029
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(1)		520	517,400
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		750	738,151
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		490	414,587
Patrick Industries, Inc., 4.75%, 5/1/29(1)		590	509,872
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		1,106	1,055,423
Standard Industries, Inc.:
2.25%, 11/21/26(8)	EUR	850	837,811
4.75%, 1/15/28(1)		753	702,298
Victoria PLC, 3.625%, 8/24/26(8)	EUR	1,550	1,417,404
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		700	631,464
			$ 8,171,416
Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 877,254
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(8)	EUR	350	309,688
4.625%, 6/1/28(1)		239	202,924
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,935	1,877,037
7.125%, 7/31/26(8)		260	252,212
			$ 3,519,115
Cable and Satellite Television — 1.3%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		865	$ 711,888
4.50%, 8/15/30(1)		900	763,377
4.75%, 3/1/30(1)		1,288	1,117,555
4.75%, 2/1/32(1)		225	185,965
5.00%, 2/1/28(1)		400	370,020
6.375%, 9/1/29(1)		601	575,206
DISH Network Corp., 11.75%, 11/15/27(1)		397	400,171
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	1,851	1,946,715
			$ 6,070,897
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		876	$ 798,706
4.125%, 4/15/29(1)		221	198,558
			$ 997,264
Chemicals — 0.1%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		374	$ 385,127
			$ 385,127
Chemicals and Plastics — 1.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		128	$ 95,535
Avient Corp., 7.125%, 8/1/30(1)		681	687,122
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		452	344,465
Herens Midco S.a.r.l., 5.25%, 5/15/29(8)	EUR	900	535,555
Italmatch Chemicals SpA:
9.098%, 2/6/28(2)(8)	EUR	200	207,890
10.00%, 2/6/28(8)	EUR	650	694,080
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		308	300,586
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		783	697,290

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Olympus Water US Holding Corp., 9.75%, 11/15/28(1)		614	$ 594,812
Valvoline, Inc., 3.625%, 6/15/31(1)		699	576,263
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		639	603,137
7.375%, 3/1/31(1)		185	184,404
			$ 5,521,139
Clothing/Textiles — 0.1%
William Carter Co. (The), 5.625%, 3/15/27(1)		678	$ 661,611
			$ 661,611
Commercial Services — 2.1%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		770	$ 684,530
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,172	1,044,861
EC Finance PLC, 3.00%, 10/15/26(8)	EUR	381	392,875
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,196	1,072,831
IPD 3 B.V., 8.00%, 6/15/28(8)	EUR	700	795,053
Korn Ferry, 4.625%, 12/15/27(1)		620	583,559
LABL, Inc.:
5.875%, 11/1/28(1)		598	546,586
8.25%, 11/1/29(1)		300	249,491
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		1,178	1,002,488
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		565	514,433
Sabre GLBL, Inc., 11.25%, 12/15/27(1)		311	275,336
Verisure Holding AB, 3.25%, 2/15/27(8)	EUR	1,130	1,127,574
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	380	366,858
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,033,817
			$ 9,690,292
Computers — 0.8%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,238	$ 1,125,261
Kyndryl Holdings, Inc., 2.70%, 10/15/28		775	636,383
NCR Corp.:
5.125%, 4/15/29(1)		165	147,700
5.25%, 10/1/30(1)		405	361,023
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	740,869
Seagate HDD Cayman:
4.091%, 6/1/29		129	113,478
9.625%, 12/1/32(1)		344	381,441
			$ 3,506,155
Containers and Glass Products — 0.6%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(8)	EUR	850	$ 713,039
Security	Principal Amount* (000's omitted)		Value
Containers and Glass Products (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(8)	EUR	1,100	$ 1,097,639
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		547	440,098
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		730	706,357
			$ 2,957,133
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 208,422
5.50%, 6/1/28(1)		650	616,522
			$ 824,944
Distribution & Wholesale — 1.0%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,138	$ 1,083,599
Parts Europe S.A., 7.705%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(8)	EUR	1,167	1,288,923
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	489,959
5.50%, 10/15/27(1)		450	436,181
6.875%, 5/1/25(1)		209	209,178
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		190	192,612
7.75%, 3/15/31(1)		352	367,296
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)		719	723,494
			$ 4,791,242
Diversified Financial Services — 2.1%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		345	$ 356,088
Encore Capital Group, Inc.:
5.375%, 2/15/26(8)	GBP	230	261,267
7.913%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(8)	EUR	643	695,490
Intrum AB, 4.875%, 8/15/25(8)	EUR	825	807,422
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		511	448,798
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	676,421
KOC Holding AS, 6.50%, 3/11/25(8)		1,400	1,394,691
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		443	415,326
PRA Group, Inc., 7.375%, 9/1/25(1)		651	627,590
ProGroup AG, 3.00%, 3/31/26(8)	EUR	500	518,326
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		365	325,253
3.625%, 3/1/29(1)		849	724,521
4.00%, 10/15/33(1)		65	51,613
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	934	1,008,047

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		945	$ 801,185
7.875%, 5/1/27(1)		250	232,109
9.50%, 6/1/28(1)		297	284,012
			$ 9,628,159
Diversified Telecommunication Services — 0.2%
Altice France S.A.:
5.875%, 2/1/27(8)	EUR	502	$ 428,271
8.125%, 2/1/27(1)		795	651,261
			$ 1,079,532
Drugs — 0.7%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(8)	EUR	1,024	$ 950,875
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(11)		400	292,080
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(11)		459	334,565
Gruenenthal GmbH, 6.75%, 5/15/30(8)	EUR	462	529,247
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		899	806,287
4.90%, 12/15/44		200	155,465
			$ 3,068,519
Ecological Services and Equipment — 1.3%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		200	$ 192,026
5.125%, 7/15/29(1)		674	642,917
6.375%, 2/1/31(1)		95	95,540
Covanta Holding Corp., 4.875%, 12/1/29(1)		1,290	1,140,461
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,416	1,261,554
4.25%, 6/1/25(1)		313	303,872
4.75%, 6/15/29(1)		1,306	1,192,531
Paprec Holding S.A.:
3.50%, 7/1/28(8)	EUR	910	911,409
4.00%, 3/31/25(8)	EUR	400	434,427
			$ 6,174,737
Electric Utilities — 1.0%
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(8)(9)	EUR	1,500	$ 1,643,119
Electricite de France S.A., 7.50% to 9/6/28(8)(9)(12)	EUR	400	457,687
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(8)	EUR	550	496,859
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
FirstEnergy Corp.:
2.65%, 3/1/30		585	$ 493,538
Series B, 4.15%, 7/15/27		494	468,409
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	525,708
TransAlta Corp., 7.75%, 11/15/29		448	465,302
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	272,525
			$ 4,823,147
Electronics/Electrical — 0.7%
Coherent Corp., 5.00%, 12/15/29(1)		995	$ 896,510
Imola Merger Corp., 4.75%, 5/15/29(1)		1,026	901,963
Open Text Corp., 3.875%, 2/15/28(1)		798	710,605
Sensata Technologies B.V., 5.00%, 10/1/25(1)		436	425,420
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		360	320,436
			$ 3,254,934
Energy — 0.8%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,078	$ 910,619
Greenko Solar Mauritius, Ltd., 5.55%, 1/29/25(1)		1,100	1,067,550
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		941	864,602
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		583	523,999
4.50%, 4/30/30		372	330,160
			$ 3,696,930
Engineering & Construction — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 40,382
Dycom Industries, Inc., 4.50%, 4/15/29(1)		377	341,007
TopBuild Corp., 4.125%, 2/15/32(1)		791	679,390
			$ 1,060,779
Entertainment — 1.9%
Allwyn Entertainment Financing UK PLC, 7.25%, 4/30/30(8)	EUR	1,047	$ 1,177,147
Banijay Entertainment SASU, 5.375%, 3/1/25(1)		550	538,123
Boyne USA, Inc., 4.75%, 5/15/29(1)		709	648,003
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	1,026,314
7.00%, 2/15/30(1)		250	252,739
8.125%, 7/1/27(1)		508	521,499
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		669	621,936
CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	1,130	1,384,027

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	$ 688,479
Scientific Games International, Inc., 7.00%, 5/15/28(1)		982	979,354
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		796	737,910
			$ 8,575,531
Environmental — 0.1%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		350	$ 325,053
			$ 325,053
Financial Intermediaries — 1.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(12)		635	$ 483,791
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		684	623,333
Ford Motor Credit Co., LLC:
2.70%, 8/10/26		800	717,855
2.90%, 2/16/28		203	174,859
3.815%, 11/2/27		1,141	1,025,244
4.125%, 8/17/27		457	418,594
5.113%, 5/3/29		600	560,802
5.125%, 6/16/25		273	266,052
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		316	296,556
MSCI, Inc.:
3.625%, 9/1/30(1)		357	312,993
3.875%, 2/15/31(1)		721	640,416
			$ 5,520,495
Food Products — 0.6%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		689	$ 687,987
Nomad Foods Bondco PLC, 2.50%, 6/24/28(8)	EUR	1,434	1,399,275
Pilgrim's Pride Corp., 3.50%, 3/1/32		951	768,598
			$ 2,855,860
Food Service — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 353,858
4.375%, 1/15/28(1)		673	622,458
IRB Holding Corp., 7.00%, 6/15/25(1)		37	37,218
US Foods, Inc., 4.75%, 2/15/29(1)		816	751,256
Yum! Brands, Inc., 3.625%, 3/15/31		758	650,420
			$ 2,415,210
Security	Principal Amount* (000's omitted)		Value
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		806	$ 785,588
			$ 785,588
Health Care — 3.8%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		212	$ 184,779
Avantor Funding, Inc., 2.625%, 11/1/25(8)	EUR	300	316,950
Centene Corp.:
3.00%, 10/15/30		282	236,198
3.375%, 2/15/30		112	96,483
4.625%, 12/15/29		643	598,395
Chrome Bidco SASU, 3.50%, 5/31/28(8)	EUR	250	240,115
Chrome Holdco S.A.S., 5.00%, 5/31/29(8)	EUR	1,100	941,303
Encompass Health Corp., 4.75%, 2/1/30		616	560,457
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		509	520,831
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(8)	EUR	2,100	1,995,215
4.75%, 10/15/28(1)		595	522,181
Grifols S.A.:
1.625%, 2/15/25(8)	EUR	500	531,304
3.20%, 5/1/25(8)	EUR	350	373,557
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		890	893,338
IQVIA, Inc.:
2.25%, 3/15/29(8)	EUR	611	587,682
2.875%, 6/15/28(8)	EUR	350	354,761
6.50%, 5/15/30(1)		337	340,704
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		354	305,775
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		377	267,242
9.875%, 8/15/30(1)(13)		290	290,000
Medline Borrower, L.P., 5.25%, 10/1/29(1)		1,095	972,446
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		414	296,717
ModivCare, Inc., 5.875%, 11/15/25(1)		791	734,570
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	490,676
3.875%, 5/15/32(1)		814	679,793
Option Care Health, Inc., 4.375%, 10/31/29(1)		805	711,447
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		643	603,720
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	326,654
Tenet Healthcare Corp.:
6.125%, 10/1/28		1,004	957,304
6.875%, 11/15/31		313	313,753

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		845	$ 739,375
Varex Imaging Corp., 7.875%, 10/15/27(1)		800	803,684
			$ 17,787,409
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		245	$ 231,530
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		673	545,317
			$ 776,847
Hotels, Restaurants & Leisure — 0.1%
Resorts World Las Vegas, LLC/RWLV Capital, Inc.:
4.625%, 4/6/31(8)		400	$ 312,363
8.45%, 7/27/30(1)		200	199,793
			$ 512,156
Industrial Equipment — 0.1%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		744	$ 624,968
			$ 624,968
Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		600	$ 568,958
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	981	1,113,398
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		623	617,520
			$ 2,299,876
Internet Software & Services — 0.8%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		486	$ 423,318
6.125%, 12/1/28(1)		940	810,519
Cars.com, Inc., 6.375%, 11/1/28(1)		814	768,511
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		919	757,348
Science Applications International Corp., 4.875%, 4/1/28(1)		1,108	1,042,779
			$ 3,802,475
Leisure Goods/Activities/Movies — 1.9%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	$ 341,531
5.875%, 3/15/26(1)		375	355,294
8.75%, 5/1/25(1)		248	250,708
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(10)	EUR	1,562	1,699,110
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
Life Time, Inc.:
5.75%, 1/15/26(1)		401	$ 393,456
8.00%, 4/15/26(1)		821	821,664
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		291	300,765
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		205	197,553
National CineMedia, LLC:
5.75%, 8/15/26(11)		333	14,153
5.875%, 4/15/28(1)(11)		685	209,541
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		135	129,771
5.875%, 3/15/26(1)		512	484,945
5.875%, 2/15/27(1)		102	99,422
7.75%, 2/15/29(1)		86	82,436
NCL Finance, Ltd., 6.125%, 3/15/28(1)		295	268,715
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	668,762
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		480	524,554
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		688	619,819
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		985	921,950
7.00%, 2/15/29(1)		205	193,397
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	121,978
			$ 8,699,524
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)		601	$ 645,183
Renk AG, 5.75%, 7/15/25(8)	EUR	300	328,971
			$ 974,154
Media — 0.3%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$ 306,245
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		514	430,475
Univision Communications, Inc., 7.375%, 6/30/30(1)		564	549,472
			$ 1,286,192
Metals/Mining — 0.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		800	$ 780,306
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	387,833
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	477,618
6.125%, 4/1/29(1)		220	210,978
Novelis Corp., 3.25%, 11/15/26(1)		237	215,664

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	1,077	$ 1,046,162
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		552	492,660
			$ 3,611,221
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		485	$ 435,033
New Gold, Inc., 7.50%, 7/15/27(1)		749	716,827
			$ 1,151,860
Oil and Gas — 2.4%
Aethon III BR, LLC, 11.431%, (3 mo. SOFR + 6.00%), 10/1/25(2)		757	$ 751,318
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		950	943,636
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	714,452
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	459,323
CVR Energy, Inc., 5.75%, 2/15/28(1)		865	781,843
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,142,614
Occidental Petroleum Corp., 6.375%, 9/1/28		167	171,618
Parkland Corp.:
4.50%, 10/1/29(1)		480	424,020
4.625%, 5/1/30(1)		292	256,531
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)		701	668,733
7.75%, 2/15/26(1)		362	367,058
Precision Drilling Corp., 7.125%, 1/15/26(1)		670	664,486
Seadrill Finance, Ltd., 8.375%, 8/1/30(1)		200	204,320
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		847	875,550
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		268	235,213
4.875%, 2/1/31		322	299,330
6.875%, 1/15/29		341	347,261
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		475	472,175
Transocean, Inc., 8.75%, 2/15/30(1)		217	225,491
Wintershall Dea Finance 2 B.V., Series NC5, 2.499% to 4/20/26(8)(9)(12)	EUR	1,300	1,240,318
			$ 11,245,290
Packaging & Containers — 0.9%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(8)	EUR	1,110	$ 1,037,263
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		687	699,002
Schoeller Packaging B.V., 6.375%, 11/1/24(8)	EUR	1,050	1,001,276
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		193	192,307
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers (continued)
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(8)	EUR	575	$ 584,350
7.073%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(8)	EUR	740	803,720
			$ 4,317,918
Pharmaceuticals — 0.8%
Bayer AG, 5.375% to 6/25/30, 3/25/82(8)(9)	EUR	500	$ 517,032
BellRing Brands, Inc., 7.00%, 3/15/30(1)		535	537,504
Cheplapharm Arzneimittel GmbH, 8.062%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(8)	EUR	825	920,859
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		575	546,946
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		445	450,006
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		672	580,695
			$ 3,553,042
Pipelines — 1.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		493	$ 477,322
7.875%, 5/15/26(1)		148	151,266
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		611	544,260
Cheniere Energy, Inc., 4.625%, 10/15/28		271	254,613
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	531,626
Energy Transfer, L.P., 5.00%, 5/15/50		337	285,555
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		1,033	944,944
6.00%, 7/1/25(1)		75	74,531
6.50%, 7/1/27(1)		405	403,448
7.50%, 6/1/30(1)		296	305,508
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		679	653,351
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(2)(12)		601	546,325
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		609	619,546
8.375%, 6/1/31(1)		574	582,973
Western Midstream Operating, L.P., 4.05%, 2/1/30		285	259,278
			$ 6,634,546
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 286,546
8.00%, 8/1/29(1)		481	414,167
			$ 700,713

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Radio and Television — 0.5%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)		875	$ 732,708
CMG Media Corp., 8.875%, 12/15/27(1)		1,005	785,608
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		203	183,366
5.50%, 7/1/29(1)		900	823,112
			$ 2,524,794
Real Estate Investment Trusts (REITs) — 0.8%
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		662	$ 589,097
Emeria SASU:
3.375%, 3/31/28(8)	EUR	600	519,570
7.75%, 3/31/28(8)	EUR	480	490,923
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	542,534
3.75%, 9/15/30(1)		250	200,227
Heimstaden Bostad AB, 3.248% to 11/19/24(8)(9)(12)	EUR	950	618,739
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	69,307
4.625%, 12/1/29(1)		648	592,713
			$ 3,623,110
Retail — 1.8%
Arko Corp., 5.125%, 11/15/29(1)		699	$ 581,715
Dufry One B.V., 3.375%, 4/15/28(8)	EUR	1,350	1,356,488
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		734	765,892
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		663	570,986
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		361	315,278
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		575	509,763
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		724	634,998
Kohl's Corp., 4.625%, 5/1/31		576	425,808
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(1)		775	676,878
8.25%, 8/1/31(1)		92	93,541
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(8)(10)	EUR	815	850,571
PEU (Fin) PLC, 7.25%, 7/1/28(8)	EUR	600	661,893
Punch Finance PLC, 6.125%, 6/30/26(8)	GBP	745	826,554
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	217,015
			$ 8,487,380
Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) — 0.7%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 380,883
6.95%, 3/1/33		282	255,425
7.60%, 7/15/37		55	49,302
9.375%, 7/1/25(1)		54	57,048
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	933,398
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		844	824,048
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	648,526
			$ 3,148,630
Semiconductors & Semiconductor Equipment — 0.2%
Entegris Escrow Corp., 4.75%, 4/15/29(1)		218	$ 203,569
ON Semiconductor Corp., 3.875%, 9/1/28(1)		661	599,296
			$ 802,865
Software — 0.3%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		994	$ 883,866
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		261	235,145
9.00%, 9/30/29(1)		451	404,526
			$ 1,523,537
Software and Services — 0.3%
Fair Isaac Corp., 4.00%, 6/15/28(1)		667	$ 612,761
Gartner, Inc.:
3.75%, 10/1/30(1)		547	477,343
4.50%, 7/1/28(1)		534	499,701
			$ 1,589,805
Specialty Retail — 0.2%
Fiber Bidco SpA:
9.598%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(8)	EUR	462	$ 512,551
11.00%, 10/25/27(8)	EUR	270	321,045
			$ 833,596
Steel — 0.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$ 406,518
TMS International Corp., 6.25%, 4/15/29(1)		89	74,538
			$ 481,056

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$ 42,505
5.00%, 12/1/29(1)		679	561,598
			$ 604,103
Technology — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(8)	EUR	458	$ 485,701
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,055	895,216
International Game Technology PLC:
3.50%, 6/15/26(8)	EUR	250	267,327
4.125%, 4/15/26(1)		573	543,923
6.25%, 1/15/27(1)		200	199,430
6.50%, 2/15/25(1)		383	383,919
			$ 2,775,516
Telecommunications — 2.9%
Ciena Corp., 4.00%, 1/31/30(1)		706	$ 618,456
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		1,299	1,246,551
Iliad Holding SASU:
6.50%, 10/15/26(1)		743	712,731
7.00%, 10/15/28(1)		362	340,186
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	944,748
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	421,132
4.625%, 9/15/27(1)		232	176,507
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(8)	EUR	1,780	1,839,621
Network i2i, Ltd., 3.975% to 3/3/26(8)(9)(12)		1,000	910,000
Stagwell Global, LLC, 5.625%, 8/15/29(1)		52	44,304
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		383	327,720
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	327	292,224
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	600	590,780
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	425	483,545
Telecom Italia SpA/Milano:
2.75%, 4/15/25(8)	EUR	367	383,803
4.00%, 4/11/24(8)	EUR	328	358,334
6.875%, 2/15/28(8)	EUR	300	327,450
7.875%, 7/31/28(8)	EUR	300	336,241
Telefonica Europe B.V., 7.125% to 8/23/28(8)(9)(12)	EUR	800	913,663
Viasat, Inc., 5.625%, 4/15/27(1)		583	525,822
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		601	516,284
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(8)	EUR	1,125	1,058,485
			$ 13,368,587
Security	Principal Amount* (000's omitted)	Value
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	457	$ 406,899
Seaspan Corp., 5.50%, 8/1/29(1)	836	682,485
		$ 1,089,384
Utilities — 1.0%
Calpine Corp.:
5.00%, 2/1/31(1)	615	$ 518,220
5.125%, 3/15/28(1)	450	408,576
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	411	364,249
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	332	311,325
NRG Energy, Inc.:
3.625%, 2/15/31(1)	563	442,335
3.875%, 2/15/32(1)	118	91,420
5.75%, 1/15/28	580	552,986
10.25% to 3/15/28(1)(9)(12)	509	493,772
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	460	406,333
5.00%, 1/31/28(1)	450	418,107
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	193	170,569
5.00%, 7/31/27(1)	580	547,036
		$ 4,724,928
Total Corporate Bonds (identified cost $245,641,591)		$234,140,968

Foreign Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 0.2%
Braskem Idesa SAPI, 7.45%, 11/15/29(8)	$1,150	$ 791,031
		$ 791,031
Real Estate Investment Trusts (REITs) — 0.0%(14)
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)(11)	$1,250	$ 95,313
		$ 95,313

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
VTR Comunicaciones SpA, 5.125%, 1/15/28(8)	$667	$ 394,473
		$ 394,473
Total Foreign Corporate Bonds (identified cost $3,228,065)		$ 1,280,817

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25	36,126	$ 979,737
Total Preferred Stocks (identified cost $1,027,930)		$ 979,737

Senior Floating-Rate Loans — 34.9%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.9%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26	$829	$ 828,824
Term Loan, 8.919%, (SOFR + 3.50%), 4/6/26	446	445,605
TransDigm, Inc., Term Loan, 8.492%, (SOFR + 3.25%), 8/24/28	1,746	1,749,446
WP CPP Holdings, LLC, Term Loan, 9.27%, (SOFR + 3.75%), 4/30/25	1,107	1,032,275
		$ 4,056,150
Airlines — 0.5%
Air Canada, Term Loan, 8.839%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$134	$ 134,772
American Airlines, Inc., Term Loan, 10.338%, (SOFR + 4.75%), 4/20/28	1,425	1,477,843
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	523	545,945
United Airlines, Inc., Term Loan, 9.292%, (3 mo. USD LIBOR + 3.75%), 4/21/28	374	375,508
		$ 2,534,068
Apparel & Luxury Goods — 0.2%
ABG Intermediate Holdings 2, LLC, Term Loan, 12/21/28(16)	$292	$ 291,870
Borrower/Description	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30	$549	$ 549,140
		$ 841,010
Auto Components — 0.6%
Adient US, LLC, Term Loan, 8.683%, (SOFR + 3.25%), 4/10/28	$1,000	$ 1,002,604
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	669	669,753
DexKo Global, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28	518	502,398
LTI Holdings, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 9/6/25	713	688,549
		$ 2,863,304
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 5/24/27(16)	$1,400	$ 1,396,500
MajorDrive Holdings IV, LLC, Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28	748	736,403
		$ 2,132,903
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 3/31/28(16)	$750	$ 727,031
		$ 727,031
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 10/13/28	$734	$ 713,596
		$ 713,596
Building Products — 0.5%
Cornerstone Building Brands, Inc., Term Loan, 8.572%, (SOFR + 3.25%), 4/12/28	$499	$ 484,231
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29	744	735,594
Standard Industries, Inc., Term Loan, 7.906%, (SOFR + 2.50%), 9/22/28	988	991,122
		$ 2,210,947
Capital Markets — 1.0%
Advisor Group, Inc., Term Loan, 9.933%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$965	$ 966,667
Aretec Group, Inc.:
Term Loan, 9.669%, (SOFR + 4.25%), 10/1/25	694	694,854
Term Loan, 3/8/30(16)	475	474,110

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Edelman Financial Center, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 4/7/28	$748	$ 738,874
Mariner Wealth Advisors, LLC, Term Loan, 8.754%, (SOFR + 3.25%), 8/18/28	798	780,096
Victory Capital Holdings, Inc., Term Loan, 7.619%, (SOFR + 2.25%), 7/1/26	1,000	999,625
		$ 4,654,226
Chemicals — 2.5%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.242%, (SOFR + 3.00%), 12/20/29	$1,391	$ 1,396,366
Charter NEX US, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 12/1/27	499	497,069
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27	659	521,532
Groupe Solmax, Inc., Term Loan, 10.221%, (SOFR + 4.75%), 5/29/28(17)	499	473,714
INEOS Quattro Holdings UK, Ltd., Term Loan, 9.169%, (SOFR + 3.75%), 3/14/30	775	767,734
INEOS US Finance, LLC:
Term Loan, 8.919%, (SOFR + 3.50%), 2/18/30	500	495,223
Term Loan, 9.169%, (SOFR + 3.75%), 11/8/27	998	989,188
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29	997	998,722
Messer Industries GmbH, Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26	1,271	1,271,388
Momentive Performance Materials, Inc., Term Loan, 9.819%, (SOFR + 4.50%), 3/29/28	549	543,139
Olympus Water US Holding Corporation, Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28	983	957,336
PQ Corporation, Term Loan, 7.969%, (SOFR + 2.50%), 6/9/28	1,007	1,003,836
Starfruit Finco B.V., Term Loan, 9.347%, (SOFR + 4.00%), 4/3/28	725	719,562
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	980	980,025
		$ 11,614,834
Commercial Services & Supplies — 1.5%
Allied Universal Holdco, LLC, Term Loan, 9.169%, (SOFR + 3.75%), 5/12/28	$632	$ 610,063
Belfor Holdings, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 4/6/26	499	499,636
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25	791	788,578
Garda World Security Corporation, Term Loan, 9.641%, (SOFR + 4.25%), 10/30/26	750	750,188
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, 8.469%, (SOFR + 3.00%), 5/31/27	$795	$ 797,390
Prime Security Services Borrower, LLC, Term Loan, 7.978%, (SOFR + 2.75%), 9/23/26	997	997,307
SITEL Worldwide Corporation, Term Loan, 9.183%, (SOFR + 3.75%), 8/28/28	997	989,233
Tempo Acquisition, LLC, Term Loan, 8.319%, (SOFR + 3.00%), 8/31/28	1,478	1,482,249
		$ 6,914,644
Communications Equipment — 0.1%
CommScope, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/6/26	$581	$ 542,421
		$ 542,421
Construction Materials — 0.3%
Quikrete Holdings, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 3/18/29	$1,289	$ 1,291,959
		$ 1,291,959
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.594%, (SOFR + 4.18%), 4/13/29	$744	$ 738,253
Trident TPI Holdings, Inc., Term Loan, 9/15/28(16)	500	497,422
		$ 1,235,675
Distributors — 0.2%
Autokiniton US Holdings, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/6/28	$1,090	$ 1,090,884
		$ 1,090,884
Diversified Consumer Services — 0.3%
Ascend Learning, LLC, Term Loan, 12/11/28(16)	$500	$ 472,500
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30	875	871,719
		$ 1,344,219
Diversified Telecommunication Services — 0.4%
Altice France S.A., Term Loan, 10.808%, (SOFR + 5.50%), 8/15/28	$556	$ 456,581
UPC Financing Partnership, Term Loan, 8.261%, (SOFR + 2.93%), 1/31/29	1,000	974,750
Virgin Media Bristol, LLC, Term Loan, 7.836%, (SOFR + 2.50%), 1/31/28	550	536,387
		$ 1,967,718

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 8/1/25	$1,259	$ 1,258,962
		$ 1,258,962
Electronic Equipment, Instruments & Components — 0.9%
Chamberlain Group, Inc., Term Loan, 11/3/28(16)	$750	$ 740,391
Creation Technologies, Inc., Term Loan, 11.012%, (SOFR + 5.50%), 10/5/28	499	476,294
Ingram Micro, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 6/30/28	372	371,501
Robertshaw US Holding Corp.:
Term Loan, 13.34%, (SOFR + 8.00%), 8.34% cash, 5.00% PIK, 2/28/27	439	447,704
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27	1,877	1,642,688
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25	744	704,492
		$ 4,383,070
Entertainment — 0.7%
Formula One Holdings Limited, Term Loan, 8.319%, (SOFR + 3.00%), 1/15/30	$1,000	$ 1,002,232
Playtika Holding Corp., Term Loan, 8.183%, (SOFR + 2.75%), 3/13/28	349	348,356
Renaissance Holding Corp., Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30	625	623,047
UFC Holdings, LLC, Term Loan, 8.369%, (SOFR + 2.75%), 4/29/26	1,314	1,314,353
		$ 3,287,988
Food Products — 0.3%
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29	$1,219	$ 1,221,900
		$ 1,221,900
Gas Utilities — 0.3%
CQP Holdco, L.P., Term Loan, 8.919%, (SOFR + 3.50%), 6/5/28	$1,495	$ 1,496,786
		$ 1,496,786
Health Care Equipment & Supplies — 0.3%
Gloves Buyer, Inc., Term Loan, 9.433%, (SOFR + 4.00%), 12/29/27	$500	$ 477,789
Journey Personal Care Corp., Term Loan, 3/1/28(16)	500	442,813
Medline Borrower, L.P., Term Loan, 8.683%, (SOFR + 3.25%), 10/23/28	693	687,154
		$ 1,607,756
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 1.2%
CCRR Parent, Inc., Term Loan, 3/6/28(16)	$1,000	$ 986,250
CHG Healthcare Services, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 9/29/28	876	875,067
Medical Solutions Holdings, Inc., Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28	988	949,456
National Mentor Holdings, Inc.:
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28	27	21,929
Term Loan, 9.153%, (SOFR + 3.75%), 3/2/28(17)	762	608,121
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 2/13/26(16)	142	133,480
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	994	822,575
Surgery Center Holdings, Inc., Term Loan, 8/31/26(16)	1,000	1,001,625
		$ 5,398,503
Health Care Technology — 0.7%
Athenahealth Group, Inc.:
Term Loan, 3.50%, 2/15/29(18)	$109	$ 105,797
Term Loan, 8.805%, (SOFR + 3.50%), 2/15/29	883	859,036
Navicure, Inc., Term Loan, 9.433%, (SOFR + 4.11%), 10/22/26	662	662,853
Symplr Software, Inc., Term Loan, 9.969%, (SOFR + 4.50%), 12/22/27	500	452,500
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	1,031	1,031,412
		$ 3,111,598
Hotels, Restaurants & Leisure — 1.8%
Carnival Corporation, Term Loan, 8.433%, (SOFR + 3.00%), 6/30/25	$996	$ 996,649
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	727	711,562
Dave & Buster's, Inc., Term Loan, 9.188%, (SOFR + 3.75%), 6/29/29	349	349,535
Fertitta Entertainment, LLC, Term Loan, 9.319%, (SOFR + 4.00%), 1/27/29	856	848,624
Four Seasons Hotels Limited, Term Loan, 11/30/29(16)	1,400	1,404,932
IRB Holding Corp., Term Loan, 8.419%, (SOFR + 3.00%), 12/15/27	1,215	1,209,989
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 8/25/28	997	998,864
Spectacle Gary Holdings, LLC, Term Loan, 9.769%, (SOFR + 4.25%), 12/10/28	826	808,923
Stars Group Holdings B.V. (The), Term Loan, 8.754%, (SOFR + 3.25%), 7/22/28	997	1,000,120
		$ 8,329,198

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28	$794	$ 683,767
Solis IV B.V., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29	996	951,647
		$ 1,635,414
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.656%, (SOFR + 2.25%), 12/22/27	$1,341	$ 1,341,913
Kronos Acquisition Holdings, Inc., Term Loan, 9.254%, (3 mo. USD LIBOR + 3.75%), 12/22/26	499	489,993
		$ 1,831,906
Insurance — 1.0%
Alliant Holdings Intermediate, LLC, Term Loan, 8.92%, (1 mo. USD LIBOR + 3.50%), 11/6/27	$748	$ 747,317
AmWINS Group, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 2/19/28	1,684	1,679,416
AssuredPartners, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 2/12/27	499	496,442
NFP Corp., Term Loan, 8.683%, (SOFR + 3.25%), 2/15/27	997	980,680
USI, Inc., Term Loan, 8.992%, (SOFR + 3.75%), 11/22/29	785	786,078
		$ 4,689,933
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/19/26(17)	$524	$ 524,992
		$ 524,992
IT Services — 1.8%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$1,034	$ 1,008,964
Term Loan - Second Lien, 10.683%, (SOFR + 5.25%), 1/31/28	1,000	892,917
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.76%, (SOFR + 8.50%), 12/7/23	410	409,513
Term Loan, 8.326%, (SOFR + 3.00%), 5/1/24	1,480	806,182
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28	992	939,373
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27	1,078	1,064,481
Informatica, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 10/27/28	1,802	1,795,710
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
NAB Holdings, LLC, Term Loan, 11/23/28(16)	$1,000	$ 998,661
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 14.28%, (SOFR + 8.85%), 7.03% cash, 7.25% PIK, 2/28/25	396	388,660
		$ 8,304,461
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 12.263%, (SOFR + 6.50%), 5/25/27	$313	$ 314,209
		$ 314,209
Life Sciences Tools & Services — 0.1%
Curia Global, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 8/30/26(17)	$760	$ 663,573
		$ 663,573
Machinery — 2.1%
AI Aqua Merger Sub, Inc., Term Loan, 8.944%, (SOFR + 3.75%), 7/31/28	$499	$ 492,818
Albion Financing 3 S.a.r.l., Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26	599	598,874
Alliance Laundry Systems, LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27(17)	499	498,568
Apex Tool Group, LLC, Term Loan, 10.605%, (SOFR + 5.25%), 2/8/29	832	778,076
Clark Equipment Company, Term Loan, 7.842%, (SOFR + 2.50%), 4/20/29	497	498,787
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28	797	759,660
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	725	726,190
Engineered Machinery Holdings, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28	737	733,815
Gates Global, LLC, Term Loan, 7.919%, (SOFR + 2.50%), 3/31/27	1,531	1,529,366
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	683	671,292
Roper Industrial Products Investment Company, LLC, Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29	399	399,356
SPX Flow, Inc., Term Loan, 9.919%, (SOFR + 4.50%), 4/5/29	750	743,860
Vertical US Newco, Inc., Term Loan, 9.381%, (6 mo. USD LIBOR + 3.50%), 7/30/27	1,248	1,245,178
		$ 9,675,840

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media — 0.2%
Recorded Books, Inc., Term Loan, 8/29/25(16)	$750	$ 751,272
		$ 751,272
Metals/Mining — 0.4%
Arsenal AIC Parent, LLC, Term Loan, 7/26/30(16)	$575	$ 575,120
PMHC II, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 4/23/29	497	462,047
WireCo WorldGroup, Inc., Term Loan, 9.586%, (SOFR + 4.25%), 11/13/28	303	302,929
Zekelman Industries, Inc., Term Loan, 7.378%, (SOFR + 2.00%), 1/24/27	499	497,627
		$ 1,837,723
Oil, Gas & Consumable Fuels — 0.2%
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.505%, (SOFR + 3.25%), 10/5/28	$748	$ 749,633
		$ 749,633
Pharmaceuticals — 0.5%
Bausch Health Companies, Inc., Term Loan, 10.605%, (SOFR + 5.25%), 2/1/27	$856	$ 701,906
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	963	962,783
Mallinckrodt International Finance S.A., Term Loan, 10.619%, (SOFR + 5.25%), 9/30/27	827	631,198
		$ 2,295,887
Professional Services — 1.2%
AlixPartners, LLP:
Term Loan, 8.183%, (SOFR + 2.75%), 2/4/28	$707	$ 706,933
Term Loan, 2/4/28(16)	126	125,452
CoreLogic, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28	976	902,038
Employbridge Holding Company, Term Loan, 10.259%, (USD LIBOR + 4.75%), 7/19/28(17)	499	405,582
First Advantage Holdings, LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/31/27	1,237	1,237,578
Neptune Bidco U.S., Inc., Term Loan, 10.399%, (SOFR + 5.00%), 4/11/29	798	708,225
Rockwood Service Corporation, Term Loan, 1/23/27(16)	325	326,219
Trans Union, LLC, Term Loan, 7.683%, (SOFR + 2.25%), 12/1/28	1,351	1,351,906
		$ 5,763,933
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 8.669%, (SOFR + 3.25%), 1/31/30	$919	$ 891,017
		$ 891,017
Road & Rail — 0.9%
Avis Budget Car Rental, LLC, Term Loan, 8.919%, (SOFR + 3.50%), 3/16/29	$1,396	$ 1,398,865
First Student Bidco, Inc.:
Term Loan, 8.501%, (3 mo. USD LIBOR + 3.00%), 7/21/28	136	132,896
Term Loan, 8.501%, (SOFR + 3.00%), 7/21/28	363	354,497
Hertz Corporation (The):
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	628	628,631
Term Loan, 8.683%, (SOFR + 3.25%), 6/30/28	121	120,891
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30	1,746	1,749,295
		$ 4,385,075
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(17)	$997	$ 991,669
Entegris, Inc., Term Loan, 8.01%, (SOFR + 2.75%), 7/6/29(17)	1,215	1,218,268
MKS Instruments, Inc., Term Loan, 8.155%, (SOFR + 2.75%), 8/17/29	748	748,408
		$ 2,958,345
Software — 5.2%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26	$1,525	$ 1,530,329
Astra Acquisition Corp., Term Loan, 10/25/28(16)	471	357,549
Banff Merger Sub, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 10/2/25	1,044	1,041,782
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29	894	895,697
Cloud Software Group, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 3/30/29(17)	798	766,142
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	797	780,045
Epicor Software Corporation, Term Loan, 8.683%, (SOFR + 3.25%), 7/30/27	1,706	1,697,318
Finastra USA, Inc.:
Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,451	1,409,753
Term Loan - Second Lien, 12.981%, (6 mo. USD LIBOR + 7.25%), 6/13/25	300	275,367
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	809	517,769

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Hyland Software, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 7/1/24	$1,483	$ 1,480,306
Magenta Buyer, LLC, Term Loan, 10.631%, (SOFR + 5.00%), 7/27/28	1,477	1,123,596
McAfee, LLC, Term Loan, 8.963%, (SOFR + 3.75%), 3/1/29	990	960,547
Open Text Corporation, Term Loan, 8.919%, (SOFR + 3.50%), 1/31/30	871	873,005
Panther Commercial Holdings, L.P., Term Loan, 9.669%, (SOFR + 4.25%), 1/7/28	723	723,511
Polaris Newco, LLC, Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28	724	685,932
Proofpoint, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 8/31/28	1,136	1,120,899
RealPage, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 4/24/28	969	953,718
Redstone Holdco 2 L.P., Term Loan, 10.163%, (SOFR + 4.75%), 4/27/28	310	238,652
Riverbed Technology, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 7/1/28	110	66,620
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,470	1,464,482
SS&C Technologies, Inc.:
Term Loan, 7.669%, (SOFR + 2.25%), 3/22/29	557	557,256
Term Loan, 7.669%, (SOFR + 2.25%), 3/22/29	839	839,893
Ultimate Software Group, Inc. (The):
Term Loan, 8.618%, (SOFR + 3.25%), 5/4/26	1,465	1,458,382
Term Loan, 9.219%, (SOFR + 3.75%), 5/4/26	685	684,021
Veritas US, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 9/1/25	655	553,417
Vision Solutions, Inc., Term Loan, 9.863%, (SOFR + 4.25%), 4/24/28	1,224	1,177,917
		$ 24,233,905
Specialty Retail — 1.6%
Belron Finance US, LLC, Term Loan, 8.159%, (SOFR + 2.75%), 4/18/29	$1,400	$ 1,402,187
Great Outdoors Group, LLC, Term Loan, 9.183%, (SOFR + 3.75%), 3/6/28	1,222	1,220,692
Harbor Freight Tools USA, Inc., Term Loan, 8.183%, (SOFR + 2.75%), 10/19/27	748	742,583
Hoya Midco, LLC, Term Loan, 8.619%, (SOFR + 3.25%), 2/3/29	624	622,052
Les Schwab Tire Centers, Term Loan, 8.478%, (SOFR + 3.25%), 11/2/27	1,205	1,203,451
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Michaels Companies, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 4/15/28	$479	$ 442,666
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	1,863	1,864,728
		$ 7,498,359
Trading Companies & Distributors — 1.3%
Core & Main, L.P., Term Loan, 7.844%, (SOFR + 2.50%), 7/27/28(17)	$1,022	$ 1,020,867
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24	687	663,016
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	499	482,141
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	1,548	1,311,879
SRS Distribution, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 6/2/28	1,242	1,227,719
White Cap Buyer, LLC, Term Loan, 9.069%, (SOFR + 3.75%), 10/19/27	746	744,728
Windsor Holdings III, LLC, Term Loan, 8/1/30(16)	675	672,187
		$ 6,122,537
Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., Term Loan, 9.242%, (SOFR + 4.00%), 12/17/27	$398	$ 390,403
		$ 390,403
Total Senior Floating-Rate Loans (identified cost $164,203,158)		$162,349,767

Miscellaneous — 0.0%(14)
Security	Principal Amount	Value
Surface Transport — 0.0%(14)
Hertz Corp., Escrow Certificates(1)(6)	$105,000	$ 9,450
Total Miscellaneous (identified cost $0)		$ 9,450

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 8.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(19)	40,516,645	$ 40,516,645
Total Short-Term Investments (identified cost $40,516,645)		$ 40,516,645
Total Investments — 101.6% (identified cost $489,566,910)		$472,124,149
Less Unfunded Loan Commitments — (0.0)%(14)		$ (108,696)
Net Investments — 101.6% (identified cost $489,458,214)		$472,015,453
Other Assets, Less Liabilities — (1.6)%		$ (7,145,556)
Net Assets — 100.0%		$464,869,897
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $176,081,819 or 37.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $64,357,724 or 13.8% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Issuer is in default with respect to interest and/or principal payments.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	When-issued security.
(14)	Amount is less than 0.05% or (0.05)%, as applicable.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(17)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $105,797.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	426,420	EUR	385,234	Citibank, N.A.	10/31/23	$ 992	$ —
USD	53,372,979	EUR	48,356,548	Citibank, N.A.	10/31/23	—	(28,950)
USD	34,951	GBP	27,176	Citibank, N.A.	10/31/23	68	—
USD	8,095,252	GBP	6,304,227	Goldman Sachs International	10/31/23	3,058	—
						$4,118	$(28,950)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.
At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $40,891,923, which represents 8.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.214%, (1 mo. SOFR + 1.99%), 5/15/36	$420,332	$ —	$(45,299)	$ —	$(2,677)	$375,278	$22,986	$393,094
Short-Term Investments
Liquidity Fund, Institutional Class(1)	31,492,053	230,882,408	(221,857,816)	—	—	40,516,645	1,057,982	40,516,645
Total				$ —	$(2,677)	$40,891,923	$1,080,968
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Multi-Asset Credit Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 18,802,596	$ —	$ 18,802,596
Collateralized Mortgage Obligations	—	1,154,987	—	1,154,987
Commercial Mortgage-Backed Securities	—	11,466,525	—	11,466,525
Common Stocks	—	—	0	—
Convertible Bonds	—	1,422,657	—	1,422,657
Convertible Preferred Stocks	—	—	0	—
Corporate Bonds	—	234,140,968	—	234,140,968
Foreign Corporate Bonds	—	1,280,817	—	1,280,817
Preferred Stocks	979,737	—	—	979,737
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	162,241,071	—	162,241,071
Miscellaneous	—	9,450	—	9,450
Short-Term Investments	40,516,645	—	—	40,516,645
Total Investments	$41,496,382	$430,519,071	$ —	$472,015,453
Forward Foreign Currency Exchange Contracts	$ —	$ 4,118	$ —	$ 4,118
Total	$41,496,382	$430,523,189	$ —	$472,019,571
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (28,950)	$ —	$ (28,950)
Total	$ —	$ (28,950)	$ —	$ (28,950)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.